Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note 3 - Loans

Loans at December 31, 2012 and 2011 are summarized as follows:

	December 31
	2012	2011

Real estate loans - One- to four-family residential	$66,539	$66,599
Commercial loans:
Secured by real estate	54,673	54,202
Other	8,102	7,002
Total commercial loans	62,775	61,204
Consumer loans:
Secured by real estate	10,409	13,395
Other	1,259	1,477
Total consumer loans	11,668	14,872
Total gross loans	140,982	142,675
Less:
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans - net	$138,912	$140,884

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2012
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$8,440	$24,634	$45,611	$78,685
Loans at variable interest rates	9,952	15,581	36,764	62,297

Total	$18,392	$40,215	$82,375	$140,982

Certain directors and executive officers of the Company were loan customers during 2012 and 2011. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectibility. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011

Aggregate balance - Beginning of Period	$3,344	$3,357

New loans	1,166	771
Repayments	(1,170)	(784)

Aggregate balance - End of Period	$3,340	$3,344

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

As of December 31, 2012
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$2,073	$2,246	$-
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	-
Commercial - non real estate	113	-	-	113	7,989	8,102	-

Consumer:
Consumer - Real Estate	59	-	13	72	10,337	10,409	-
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

As of December 31, 2011
							Recorded
							Investment > 90
	30 - 59 Days	60 - 89 Days	Greater than 90	Total			Days and
	Past Due	Past Due	Days	Past Due	Current	Total Loans	Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$-	$-	$173	$173	$91	$264	$-
Commercial Real Estate - other	3,808	339	245	4,392	49,546	53,938	-
Commercial - non real estate	46	29	-	75	6,927	7,002	-

Consumer:
Consumer - Real Estate	394	34	128	556	12,839	13,395	-
Consumer - Other	5	25	-	30	1,447	1,477	-

Residential:
Residential	3,055	1,501	1,969	6,525	60,074	66,599	238
Total	$7,308	$1,928	$2,515	$11,751	$130,924	$142,675	$238

The Bank uses an eight tier risk rating system to grade its commercial loans. The grade of a loan may change during the life of the loans. The risk ratings are described as follows:

Risk Grade 1 (Excellent) - Prime loans based on liquid collateral, with adequate margin or supported by strong financial statements. Probability of serious financial deterioration is unlikely. High liquidity, minimum risk, strong ratios, and low handling costs are common to these loans. This classification also includes all loans secured by certificates of deposit or cash equivalents.

Risk Grade 2 (Good) - Desirable loans of somewhat less stature than Grade 1, but with strong financial statements. Probability of serious financial deterioration is unlikely. These loans possess a sound repayment source (and/or a secondary source). These loans represent less than the normal degree of risk associated with the type of financing contemplated.

Risk Grade 3 (Satisfactory) - Satisfactory loans of average risk - may have some minor deficiency or vulnerability to changing economic conditions, but still fully collectible. There may be some minor weakness but with offsetting features or other support readily available. These loans present a normal degree of risk associated with the type of financing. Actual and projected indicators and market conditions provide satisfactory assurance that the credit shall perform in accordance with agreed terms.

Risk Grade 4 (Acceptable) - Loans considered satisfactory, but which are of slightly "below average" credit risk due to financial weaknesses or uncertainty. The loans warrant a somewhat higher than average level of monitoring to insure that weaknesses do not advance. The level of risk is considered acceptable and within normal underwriting guidelines, so long as the loan is given the proper level of management supervision.

Risk Grade 4.5 (Monitored) - Loans are considered "below average" and monitored more closely due to some credit deficiency that poses additional risk but is not considered adverse to the point of being a "classified" credit. Possible reasons for additional monitoring may include characteristics such as temporary negative debt service coverage due to weak economic conditions, borrower may have experienced recent losses from operations, declining equity and/or increasing leverage, or marginal liquidity that may affect long-term sustainability. Loans of this grade have a higher degree of risk and warrant close monitoring to insure against further deterioration.

Risk Grade 5 (Other Assets Especially Mentioned) (OAEM) - Loans which possess some credit deficiency or potential weakness, which deserve close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.

Risk Grade 6 (Substandard) - Loans are "substandard" whose full, final collectability does not appear to be a matter of serious doubt, but which nevertheless portray some form of well defined weakness that requires close supervision by Bank management. The noted weaknesses involve more than normal banking risk. One or more of the following characteristics may be exhibited in loans classified Substandard: (1) Loans possess a defined credit weakness and the likelihood that the loan shall be paid from the primary source of repayment is uncertain; (2) Loans are not adequately protected by the current net worth and/or paying capacity of the obligor; (3) primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees; (4) distinct possibility that the Bank shall sustain some loss if deficiencies are not corrected; (5) unusual courses of action are needed to maintain a high probability of repayment; (6) the borrower is not generating enough cash flow to repay loan principal, however, continues to make interest payments; (7) the Bank is forced into a subordinated or unsecured position due to flaws in documentation; (8) loans have been restructured so that payment schedules, terms, and collateral represent concessions to the borrower when compared to normal loan terms; (9) the Bank is contemplating foreclosure or legal action due to the apparent deterioration in the loan; or (10) there is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Grade 7 (Doubtful) - Loans have all the weaknesses of those classified Substandard. Additionally, however, these weaknesses make collection or liquidation in full, based on existing conditions, improbable. Loans in this category are typically not performing in conformance with established terms and conditions. Full repayment is considered "Doubtful", but extent of loss is not currently determinable.

Risk Grade 8 (Loss) - Loans are considered uncollectible and of such little value, that continuing to carry them as an asset on the Bank's financial statements is not feasible.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2012 and 2011:

As of December 31, 2012

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$-
3	615	13,895	2,376
4	1,458	27,488	5,489
5	-	2,712	37
6	173	8,332	200
7	-	-	-
8	-	-	-
Total	$2,246	$52,427	$8,102

As of December 31, 2011

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$-	$-	$7
3	-	10,911	2,178
4	91	31,926	4,512
5	-	1,078	-
6	173	10,023	305
7	-	-	-
8	-	-	-
Total	$264	$53,938	$7,002

For residential real estate and other consumer credit the Company also evaluates credit quality based on the aging status of the loan and by payment activity. Loans 60 or more days past due are monitored by the collection committee.

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2012 and 2011:

As of December 31, 2012
Residential

Loan Grade:
Pass	$64,669
Special Mention	-
Substandard	1,871
Total	$66,540

	Consumer -
	Real Estate	Consumer - Other

Performing	$10,381	$1,252
Nonperforming	28	6
Total	$10,409	$1,258

As of December 31, 2011
Residential

Loan Grade:
Pass	$63,941
Special Mention	-
Substandard	2,658
Total	$66,599

	Consumer -
	Real Estate	Consumer - Other

Performing	$13,248	$1,473
Nonperforming	147	4
Total	$13,395	$1,477

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2012 and 2011:

As of December 31
	2012	2011
Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	2,851	356
Commercial	-	-

Consumer:
Consumer - real estate	28	152
Consumer - other	1	-

Residential:
Residential	1,810	2,420

Total	$4,863	$3,101

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	173	-
Commercial Real Estate - Other	4,869	4,535	-	5,084	138
Consumer - Real Estate	33	28	-	34	-
Consumer - Other	1	1	-	3	-
Residential	1,365	1,194	-	1,359	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	-	-
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	616	616	141	642	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$173	$-
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$-	$34	$-
Consumer - Other	$1	$1	$-	$3	$-
Residential	$1,981	$1,810	$141	$2,001	$-

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2011				2011
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	1,589	173	-	469	-
Commercial Real Estate - Other	626	626	-	509	135
Consumer - Real Estate	171	152	-	196	-
Consumer - Other	0	0	-	7	-
Residential	2,017	1,640	-	1,928	-

With a specific allowance recorded:
Commercial	-	-	-	-	-
Commercial Real Estate - Construction	-	-	-	516	-
Commercial Real Estate - Other	1,337	1,128	85	1,039	115
Consumer - Real Estate	-	-	-	-	-
Consumer - Other	-	-	-	-	-
Residential	813	780	199	860	-

Totals:
Commercial	$-	$-	$-	$-	$-
Commercial Real Estate - Construction	$1,589	$173	$-	$985	$-
Commercial Real Estate - Other	$1,963	$1,754	$85	$1,548	$250
Consumer - Real Estate	$171	$152	$-	$196	$-
Consumer - Other	$-	$-	$-	$7	$-
Residential	$2,830	$2,420	$199	$2,788	$-

No additional funds are committed to be advanced in connection with impaired loans.

The Bank may agree to modify the terms of a loan in order to improve the Bank's ability to collect amounts due. These modifications may include reduction of the interest rate, extension of the loan term, or in some cases, reduction of the principal balance. Modifications that are performed due to the debtor's financial difficulties are considered Troubled Debt Restructurings (TDRs). Loans that were classified as TDRs during the year ended December 31, 2012 are as follows:

For the Twelve Months Ended
December 31, 2012
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	-	-	-	1	53
Commercial - non real estate	4	3,542	2,737	-	-
Residential	-	-	-	-	-

For the Twelve Months Ended
December 31, 2011
Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	-	$-	$-	-	$-
Commercial Real Estate - Other	3	1,503	1,398	-	-
Consumer - Real Estate	-	-	-	-	-
Residential	-	-	-	-	-

For the majority of the Bank's impaired loans, the Bank will apply the observable market price methodology. However, the Bank may also utilize a measurement incorporating the present value of expected future cash flows discounted at the loan's effective rate of interest. To determine observable market price, collateral asset values securing an impaired loan are periodically evaluated. Maximum time of re-evaluation is every 12 months. In this process, third party evaluations are obtained and heavily relied upon. Until such time that updated evaluations are received, the Bank may discount the collateral value used.

The Bank uses the following guidelines as stated in policy to determine when to realize a charge-off, whether a partial or full loan balance. A charge down in whole or in part is realized when unsecured consumer loans, credit card credits and overdraft lines of credit reach 90 days delinquency. At 120 days delinquent, secured consumer loans are charged down to the value of collateral, if repossession of the collateral is assured and/or in the process of repossession. Consumer mortgage loan deficiencies are charged down upon the sale of the collateral or sooner upon the recognition of collateral deficiency. Commercial credits are charged down at 90 days delinquency, unless an established and approved work-out plan is in place or litigation of the credit will likely result in recovery of the loan balance. Upon notification of bankruptcy, unsecured debt is charged off. Additional charge-off may be realized as further unsecured positions are recognized.

The ALLL has a direct impact on the provision expense. An increase in the ALLL is funded through recoveries and provision expense.

Activity in the allowance for loan and lease losses was as follows for the years ended December 31, 2012 and 2011:

For the Year Ended December 31, 2012
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$-	$1,518
Charge-offs	-	(265)	-	(87)	(44)	(840)	-	(1,236)
Recoveries	-	10	-	16	10	65	-	101
Provision	54	441	16	24	21	811	-	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$-	$1,750

Ending balance: individually evaluated for impairment	$-	$101	$-	$-	$-	$141	$-	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$-	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$-	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$-	$28	$1	$1,810	$-	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$-	$132,308

For the Year Ended December 31, 2011
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$535	$1,281	$192	$228	$59	$536	$-	$2,831
Charge-offs	(93)	(334)	(6)	(166)	(26)	(1,119)	-	(1,744)
Recoveries	-	79	1	31	11	25	-	147
Provision	(432)	(633)	(134)	53	2	1,428	-	284
Ending Balance	$10	$393	$53	$146	$46	$870	$-	$1,518

Ending balance: individually evaluated for impairment	$-	$85	$-	$-	$-	$199	$-	$284

Ending balance: loans collectively evaluated for impairment	$10	$308	$53	$146	$46	$671	$-	$1,234

Loans:
Ending Balance	$264	$53,938	$7,002	$13,395	$1,477	$66,599	$-	$142,675

Ending balance: individually evaluated for impairment	$173	$1,754	$-	$152	$-	$2,420	$-	$4,499

Ending balance: loans collectively evaluated for impairment	$91	$52,184	$7,002	$13,243	$1,477	$64,179	$-	$138,176